Net Income (Loss) Per Common Share - Additional Information (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	1 Months Ended	9 Months Ended		12 Months Ended
	May 09, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012
Earnings Per Share [Abstract]
Cash dividend paid per common share		$ 0.10
Payments of cash dividend	$ 269,772	$ 8,192	$ 269,772	$ 319,959